Inventories	12 Months Ended
Dec. 28, 2013
Inventories

(6) Inventories

Inventories consist of the following as of year-end 2013 and 2012:

	2013	2012
Aggregate stockpiles	$70,300	$62,872
Finished goods	11,207	9,342
Work in process	2,623	2,679
Raw materials	12,302	18,084

Total	$96,432	$92,977

Continental Cement Company, L.L.C. [Member]
Inventories
(3)	Inventories

Inventories consist of the following as of year-end 2013 and 2012:

	2013	2012
Raw materials	$972	$475
Work-in-process	2,623	2,248
Finished goods	6,807	4,350

Total inventories	$10,402	$7,073